Income Taxes - Reconciliation of Statutory Tax Rate of Parent Company to Effective Consolidated Tax Rate (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Statutory tax rate (in Israel)	21.00%	35.00%	23.00%	23.00%	23.00%
(Decrease) increase in effective tax rate due to:
Utilization of net operating losses			2.60%		(0.40%)
FX on tax payments			0.80%	0.40%	(0.30%)
Write-down and amortization of TNA transferred IP			0.10%
Taxable capital gain			0.10%
Non-deductible expenses (unrecognized income)			(0.10%)
Change in deferred taxes due to change in tax rate			(0.30%)
Taxes from prior years			(0.50%)	(0.80%)	0.60%
Uncertain tax positions, net			(0.90%)	(0.60%)	3.40%
Change in valuation allowance on deferred tax asset			(1.20%)
Different tax rates applicable to non-Israeli subsidiaries			(2.50%)	1.30%	0.80%
Non-deductible portion of settlements			(23.60%)
Net operating loss carryback				(1.30%)
Tax benefits from reduced tax rates under benefit programs and other				(4.10%)	(6.20%)
Effective consolidated tax rate			(2.50%)	17.90%	20.90%